Entity Level Disclosures (Details) - Schedule of Revenue by Major Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Entity Level Disclosures (Details) - Schedule of Revenue by Major Customers [Line Items]
Revenue by major customers			$ 2,400
Customer B [Member]
Entity Level Disclosures (Details) - Schedule of Revenue by Major Customers [Line Items]
Revenue by major customers	14,471	16,919
Customer D [Member]
Entity Level Disclosures (Details) - Schedule of Revenue by Major Customers [Line Items]
Revenue by major customers	$ 11,334	$ 16,468